DEFERRED TAX - Schedule of Change in Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Deferred tax, net at the beginning of the period	$ 5,126	$ 3,653
(Charged)/credited to the consolidated statement of comprehensive income (Note 22)	(588)	1,287
Translation differences	(378)	186
Deferred tax, net at the end of the period	$ 4,160	$ 5,126